Note 47 - Issuance of Trust Preferred Securities (Detail)	Dec. 31, 2019 EUR (€)
Trust: Deutsche Bank Contigent Capital Trust II; LLC: Deutsche Bank Contingent Capital LLC II; Issuance Date: May 23, 2007; Earliest Redemptiom Date: May 23, 2020 [Member]
Issuance of Trust Preferred Securities [Line Items]
Long-term debt	€ 0